American Beacon Advisors, Inc.

220 E. Las Colinas Blvd., Ste. 1200

Irving, TX 75039

February 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds
1933 Act File No. 33-11387
1940 Act File No. 811-4984

Dear Sir or Madam:

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon Stephens Mid-Cap Growth Fund and the American Beacon Stephens Small Cap Growth Fund (the “Funds”), both a series of the American Beacon Funds. The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on January 13, 2016 (Accession Number: 0000809593-16-000093), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan Chief Legal Officer

cc:   Kathy K. Ingber, Esq.

        K&L Gates LLP

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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